T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.0%

Common Stocks 0.0%
Tenaris (EUR)	17,375	219
Total Argentina (Cost $313)		219

AUSTRALIA 6.9%

Common Stocks 6.8%
Adelaide Brighton	16,890	41
AGL Energy	24,042	345
ALS	17,291	85
Alumina	93,325	148
AMP	107,762	131
Ansell	5,313	101
APA Group	44,011	331
Aristocrat Leisure	23,501	489
ASX	7,216	436
Atlas Arteria	24,586	137
Aurizon Holdings	70,295	276
AusNet Services	62,483	76
Australia & New Zealand Banking Group	106,268	2,020
Bank of Queensland	14,692	94
Bendigo & Adelaide Bank	17,761	139
BHP Group	108,444	2,986
BlueScope Steel	20,324	179
Boral	42,105	148
Brambles	58,634	524
Caltex Australia	9,420	173
Challenger	20,577	99
CIMIC Group	3,461	86
Coca-Cola Amatil	19,721	143
Cochlear	2,087	314
Coles Group (1)	42,002	408
Commonwealth Bank of Australia	65,330	3,666
Computershare	18,127	195
First Page Footer

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Crown Resorts	13,680	111
CSL	16,759	2,615
CSR	18,692	51
Dexus	37,596	336
Domain Holdings Australia	8,454	17
Domino's Pizza Enterprises	2,288	60
Downer EDI	22,540	111
DuluxGroup	13,823	88
Evolution Mining	39,046	133
Flight Centre Travel Group	2,060	65
Fortescue Metals Group	59,957	338
Goodman Group	65,303	660
GPT Group	67,040	285
Harvey Norman Holdings	19,274	58
Iluka Resources	15,394	100
Incitec Pivot	60,953	145
Insurance Australia Group	86,141	507
IOOF Holdings	12,818	51
James Hardie Industries	16,097	218
LendLease Group	21,623	214
Macquarie Group	11,427	1,000
Magellan Financial Group	4,635	195
Medibank	102,729	253
Metcash	35,041	67
Mirvac Group	138,072	303
National Australia Bank	103,258	2,011
Newcrest Mining	28,223	681
Northern Star Resources	23,120	203
Nufarm	10,940	36
Oil Search	48,714	236
Orica	13,996	209
Origin Energy	65,638	355
Orora	44,662	103
OZ Minerals	11,045	77
Perpetual	1,590	43
Platinum Asset Management	8,157	27

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Qantas Airways	24,760	96
QBE Insurance Group	49,942	426
Qube Holdings	45,982	99
Ramsay Health Care	4,671	232
REA Group	1,940	130
Rio Tinto	14,198	950
Santos	65,051	321
Scentre Group	190,661	519
SEEK	12,806	182
Seven Group Holdings	5,047	62
Shopping Centres Australasia Property Group	27,298	46
Sims Metal Management	5,867	43
Sonic Healthcare	15,876	304
South32	191,190	407
Star Entertainment Group	29,898	84
Stockland	88,905	278
Suncorp Group	48,073	443
Sydney Airport	39,926	228
Tabcorp Holdings	69,058	212
Telstra	153,298	416
TPG Telecom	13,415	64
Transurban Group	99,445	1,054
Treasury Wine Estates	26,476	318
Vicinity Centres	116,897	208
Vocus Group (1)	21,283	47
Washington H. Soul Pattinson	3,829	59
Wesfarmers	42,002	1,125
Westpac Banking	127,033	2,492
Whitehaven Coal	24,690	62
Wisetech Global	2,890	62
Woodside Petroleum	34,654	817
Woolworths Group	46,661	1,138
WorleyParsons	12,500	137
		38,793

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Equity Mutual Funds 0.1%
iShares MSCI Australia Fund, ETF (USD) (2)	13,800	309
		309
Total Australia (Cost $34,242)		39,102

AUSTRIA 0.2%

Common Stocks 0.2%
ANDRITZ	2,554	91
Erste Group Bank	10,667	383
OMV	5,270	264
Raiffeisen Bank International	4,718	110
Telekom Austria	5,012	37
Verbund	2,459	137
Vienna Insurance Group	1,396	36
voestalpine	4,136	109
Total Austria (Cost $1,421)		1,167

BELGIUM 1.0%

Common Stocks 1.0%
Ackermans & Van Haaren	818	119
Ageas	7,098	381
Anheuser-Busch InBev	28,668	2,882
Colruyt	1,858	97
Galapagos (1)	1,561	271
Groupe Bruxelles Lambert	2,709	256
KBC Group	10,155	653
Proximus	4,980	142
Sofina	551	107
Solvay	2,557	262
Telenet Group Holding	1,736	85
UCB	4,492	350
Umicore	7,643	239
Total Belgium (Cost $4,024)		5,844

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
CAMBODIA 0.0%

Common Stocks 0.0%
Nagacorp (HKD)	54,000	81
Total Cambodia (Cost $71)		81

CHILE 0.0%

Common Stocks 0.0%
Antofagasta (GBP)	12,588	142
Total Chile (Cost $102)		142

CHINA 0.3%

Common Stocks 0.3%
AAC Technologies Holdings (HKD)	26,000	140
BOC Aviation (HKD)	7,400	64
China Mengniu Dairy (HKD)	99,000	399
China Travel International Investment Hong Kong (HKD)	90,000	17
FIH Mobile (HKD) (1)	103,000	14
Huabao International Holdings (HKD)	31,000	13
Lenovo Group (HKD)	278,000	224
Minth Group (HKD)	26,000	73
MMG (HKD) (1)	80,000	25
Nexteer Automotive Group (HKD)	30,000	31
Semiconductor Manufacturing International (HKD) (1)	111,000	131
Shougang Fushan Resources Group (HKD)	132,000	27
Shui On Land (HKD)	121,933	26
Sun Art Retail Group (HKD)	80,000	81
Tingyi Cayman Islands Holding (HKD)	68,000	102
Towngas China (HKD)	36,000	27
Uni-President China Holdings (HKD)	48,600	57
Want Want China Holdings (HKD)	202,000	157
Xinyi Solar Holdings (HKD)	112,200	62
Total China (Cost $1,583)		1,670

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
DENMARK 1.6%

Common Stocks 1.6%
Ambu, Class B	5,416	79
AP Moller - Maersk, Class A	170	182
AP Moller - Maersk, Class B	234	263
Carlsberg, Class B	3,914	535
Chr Hansen Holding	3,634	317
Coloplast, Class B	4,938	577
Danske Bank	24,854	369
Drilling Co. of 1972 (1)	808	55
DSV	6,598	630
Genmab (1)	2,018	374
GN Store Nord	4,900	232
H Lundbeck	2,208	85
ISS	6,805	191
Jyske Bank (1)	2,497	80
Novo Nordisk, B Shares	63,150	3,032
Novozymes, B Shares	7,577	350
Orsted	5,550	506
Pandora	3,829	147
Rockwool International, B Shares	219	53
Tryg	4,504	137
Vestas Wind Systems	7,415	608
William Demant Holding (1)	4,090	121
Total Denmark (Cost $5,546)		8,923

EGYPT 0.0%

Common Stocks 0.0%
OCI (EUR) (1)	3,517	92
Total Egypt (Cost $131)		92

EUROPE/FAR EAST 0.3%

Equity Mutual Funds 0.3%
iShares Core MSCI EAFE, ETF (USD)	23,315	1,408

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Total Europe/Far East (Cost $1,454)		1,408

FINLAND 1.0%

Common Stocks 1.0%
Elisa	5,247	247
Fortum	16,134	370
Huhtamaki	3,394	129
Kesko, B Shares	2,511	152
Kone, Class B	14,332	817
Metso	3,837	147
Neste	15,303	507
Nokia	149,567	806
Nokia, Ordinary Shares	57,926	313
Nokian Renkaat	5,022	144
Orion, Class B	3,608	123
Sampo, A Shares	18,184	755
Stora Enso, R Shares	20,817	240
UPM-Kymmene	19,621	529
Wartsila	16,743	210
Total Finland (Cost $6,074)		5,489

FOREIGN/EUROPE 0.3%

Equity Mutual Funds 0.3%
iShares MSCI Eurozone, ETF (USD) (2)	36,400	1,401
Total Foreign/Europe (Cost $1,473)		1,401

FRANCE 9.9%

Common Stocks 9.9%
Accor	7,390	330
Aeroports de Paris	1,056	182
Air France-KLM (1)	7,855	82
Air Liquide	15,573	2,150
Airbus	20,485	2,896
ALD	3,000	45

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Alstom	5,738	247
Amundi	2,122	146
ArcelorMittal	22,342	354
Arkema	2,690	242
Atos	3,388	272
AXA	71,282	1,795
BioMerieux	1,512	128
BNP Paribas	40,099	1,877
Bollore	36,513	157
Bouygues	7,625	273
Bureau Veritas	10,209	254
Capgemini	5,745	729
Carrefour	20,617	396
Casino Guichard Perrachon (2)	1,998	74
Cie de Saint-Gobain	18,145	695
Cie Generale des Etablissements Michelin	6,481	716
Cie Plastic Omnium	2,044	54
CNP Assurances	5,863	121
Covivio	1,640	168
Credit Agricole	42,316	504
Danone	22,167	1,923
Dassault Aviation	84	115
Dassault Systemes	4,876	742
Edenred	8,805	442
Eiffage	2,763	273
Electricite de France	18,367	227
Elis	7,055	131
Engie (3)	2,058	—
Engie	60,794	936
EssilorLuxottica	10,784	1,460
Eurazeo	1,810	121
Eurofins Scientific (2)	419	179
Eutelsat Communications	6,241	119
Faurecia	2,732	129
Gecina	1,921	294
Getlink	16,366	236

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hermes International	1,134	797
ICADE	1,253	109
Iliad (2)	876	91
Imerys	1,329	56
Ingenico Group	2,324	220
Ipsen	1,271	145
JCDecaux	2,620	75
Kering	2,751	1,421
Klepierre	7,530	232
L'Oreal	8,979	2,402
Lagardere	4,079	92
Legrand	9,799	690
LVMH Moet Hennessy Louis Vuitton	9,228	3,812
Natixis	30,635	123
Orange	71,141	1,054
Orpea	1,656	207
Pernod Ricard	7,840	1,376
Peugeot	20,208	477
Publicis Groupe	7,792	384
Remy Cointreau	915	135
Renault (2)	6,768	377
Rexel	11,264	126
Rubis	3,122	176
Safran	12,021	1,726
Sanofi	40,308	3,359
Sartorius Stedim Biotech	849	135
Schneider Electric	19,433	1,677
SCOR	5,788	238
SEB	1,005	161
Societe BIC	946	66
Societe Generale	27,009	662
Sodexo	3,247	373
STMicroelectronics	23,235	426
Suez	13,485	198
Teleperformance	2,105	441
Thales	3,681	415

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

TOTAL	89,317	4,629
Ubisoft Entertainment (1)	3,139	258
Unibail-Rodamco-Westfield	3,676	492
Unibail-Rodamco-Westfield (AUD)	26,273	182
Valeo	8,759	273
Veolia Environnement	18,620	470
Vinci	17,225	1,772
Vivendi	35,568	988
Wendel	1,059	146
Worldline (1)	3,110	222
Total France (Cost $49,173)		56,100

GERMANY 7.9%

Common Stocks 7.4%
1&1 Drillisch	1,680	50
adidas	7,206	2,297
Allianz	15,687	3,640
Aroundtown	25,111	200
Axel Springer	1,660	115
BASF	34,138	2,266
Bayer	34,808	2,255
Beiersdorf	3,708	430
BMW	12,004	883
Brenntag	5,763	281
Carl Zeiss Meditec	1,361	149
Commerzbank	38,410	261
Continental	3,979	546
Covestro	5,858	264
Daimler	31,902	1,649
Delivery Hero (1)	4,031	194
Deutsche Bank	76,151	589
Deutsche Boerse	6,772	940
Deutsche Lufthansa	8,641	137
Deutsche Post	36,025	1,172
Deutsche Telekom	120,419	1,973

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Deutsche Wohnen	13,066	477
DWS Group GmbH & KGaA	1,284	43
E. ON	80,458	801
Evonik Industries	6,134	175
Fielmann	893	62
Fraport Frankfurt Airport Services Worldwide	1,308	109
Fresenius	15,039	751
Fresenius Medical Care	7,821	542
FUCHS PETROLUB	2,882	101
GEA Group	6,122	152
GRENKE	995	85
Hannover Rueck	2,216	346
Hapag-Lloyd	997	42
HeidelbergCement	5,543	400
Hella GmbH & KGaA	1,576	74
Henkel	2,415	227
HOCHTIEF	675	77
HUGO BOSS	2,391	150
Infineon Technologies	45,199	837
Innogy	4,755	229
K+S	7,140	115
KION Group	2,616	139
Knorr-Bremse	1,594	162
LANXESS	3,373	201
LEG Immobilien	2,335	269
Merck	4,821	492
METRO	5,880	90
MTU Aero Engines	1,883	469
Munich Re	5,559	1,325
OSRAM Licht	3,578	135
ProSiebenSat. 1 Media	8,388	108
Puma	3,010	210
QIAGEN (1)	8,101	308
Rational	122	83
Rheinmetall	1,571	178
Rocket Internet (1)	2,416	68

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

RTL Group	1,377	68
RWE	21,025	568
SAP	36,001	4,401
Scout24 (1)	3,995	221
Siemens	28,519	3,104
Siemens Healthineers	4,800	199
Suedzucker	2,911	45
Symrise	4,509	415
Talanx	1,391	58
Telefonica Deutschland Holding	24,887	63
thyssenkrupp	17,278	221
Uniper	7,281	224
United Internet	4,301	128
Volkswagen	1,075	183
Vonovia	19,160	935
Wacker Chemie	546	40
Wirecard	4,206	698
Zalando (1)	5,038	230
		42,124
Preferred Stocks 0.5%
BMW (4)	1,941	115
FUCHS PETROLUB (4)	1,048	40
Henkel (4)	7,684	792
Porsche Automobil Holding (4)	5,712	375
Sartorius (4)	1,275	258
Volkswagen (4)	6,900	1,147
		2,727
Total Germany (Cost $40,261)		44,851

HONG KONG 3.5%

Common Stocks 3.5%
AIA Group	448,400	4,598
ASM Pacific Technology	11,400	133
Bank of East Asia	44,780	129
BOC Hong Kong Holdings	133,500	509

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Brightoil Petroleum Holdings (1)(3)	109,000	20
Cafe de Coral Holdings	12,000	40
Cathay Pacific Airways	22,000	31
Champion	71,000	53
Chow Tai Fook Jewellery Group	39,000	37
CK Asset Holdings	99,300	747
CK Hutchison Holdings	99,300	928
CK Infrastructure Holdings	23,000	178
CLP Holdings	60,400	657
Dah Sing Banking Group	7,040	12
Dah Sing Financial Holdings	7,400	33
Dairy Farm International Holdings (USD)	11,000	82
First Pacific	86,750	36
Galaxy Entertainment Group	79,000	538
Great Eagle Holdings	10,000	41
Guotai Junan International Holdings	89,000	14
Haitong International Securities Group	74,000	22
Hang Lung Group	31,000	80
Hang Lung Properties	75,000	176
Hang Seng Bank	26,700	635
Henderson Land Development	47,773	247
Hong Kong & China Gas	363,518	803
Hong Kong Exchanges & Clearing	46,000	1,549
Hongkong Land Holdings (USD)	43,400	265
Hutchison Telecommunications Hong Kong Holdings	43,000	9
Hysan Development	22,000	105
Jardine Matheson Holdings (USD)	7,700	467
Jardine Strategic Holdings (USD)	6,600	226
Johnson Electric Holdings (2)	13,625	25
Kerry Logistics Network	19,750	34
Kerry Properties	21,500	81
L'occitane International	16,250	34
Li & Fung	209,200	29
Lifestyle International Holdings	17,000	23
Link	78,500	913
Melco International Development	28,000	68

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MGM China Holdings	28,000	46
MTR	52,000	341
New World Development	210,500	296
NWS Holdings	51,000	95
PCCW	147,000	84
Power Assets Holdings	48,500	347
Sa Sa International Holdings	36,000	10
Samsonite International	47,100	92
Sands China	89,200	428
Shangri-La Asia	39,500	48
Shun Tak Holdings	70,500	26
Sino Land	111,800	181
SJM Holdings	69,000	75
Sun Hung Kai Properties	52,500	846
Swire Pacific, Class A	19,500	222
Swire Pacific, Class B	30,000	53
Swire Properties	38,800	140
Techtronic Industries	46,500	346
Television Broadcasts	10,600	17
United Energy Group (1)	280,000	50
Vitasoy International Holdings	28,000	132
VTech Holdings	5,700	50
WH Group	304,500	296
Wharf Holdings	45,100	110
Wharf Real Estate Investment	45,100	285
Wheelock	30,000	189
Wynn Macau	54,400	122
Xinyi Glass Holdings	70,000	71
Yue Yuen Industrial Holdings	26,500	74
		19,679
Equity Mutual Funds 0.0%
iShares MSCI Hong Kong Fund, ETF (USD)	6,800	169
		169
Total Hong Kong (Cost $13,063)		19,848

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
IRELAND 0.5%

Common Stocks 0.5%
AIB Group	29,344	101
Bank of Ireland Group	33,808	149
CRH	30,543	1,016
DCC (GBP)	3,629	306
Flutter Entertainment (GBP)	2,860	227
Glanbia	7,220	94
Kerry Group, Class A	5,415	630
Kingspan Group	5,450	267
Smurfit Kappa Group	8,712	274
Total Ireland (Cost $2,622)		3,064

ISRAEL 0.5%

Common Stocks 0.5%
Airport City (1)	2,769	51
Alony Hetz Properties & Investments	3,456	47
Amot Investments	3,739	26
Azrieli Group	1,368	96
Bank Hapoalim (1)	37,816	286
Bank Leumi Le-Israel	56,052	408
Bezeq the Israeli Telecommunication	72,578	49
Delek Group	172	26
Elbit Systems	872	140
First International Bank of Israel	1,924	50
Gazit-Globe	3,440	31
Harel Insurance Investments & Financial Services	3,700	29
Israel Chemicals	25,161	135
Israel Corporation (1)	137	33
Israel Discount Bank, Class A	43,420	187
Melisron	491	26
Migdal Insurance & Financial Holding	11,700	14
Mizrahi Tefahot Bank (1)	4,791	115
Nice (1)	2,280	348
Oil Refineries (1)	55,658	30

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Paz Oil	380	54
Phoenix Holdings	4,515	28
Shufersal	4,129	30
Strauss Group	1,508	46
Teva Pharmaceutical Industries (1)	37,134	295
Tower Semiconductor (1)	3,421	67
Total Israel (Cost $3,224)		2,647

ITALY 2.3%

Common Stocks 2.3%
A2A	57,530	101
Assicurazioni Generali	48,072	897
Atlantia	19,886	511
Banca Mediolanum	9,105	65
Banco BPM (1)	56,316	105
Buzzi Unicem	3,214	65
CNH Industrial	37,137	376
Davide Campari-Milano	21,114	196
DiaSorin	843	98
Enel	288,426	1,973
Eni	92,811	1,450
EXOR	3,929	274
Ferrari	4,617	743
Fiat Chrysler Automobiles	40,534	543
FinecoBank Banca Fineco	18,257	182
Hera	27,915	104
Intesa Sanpaolo	560,120	1,215
Italgas	17,507	111
Leonardo	14,177	173
Mediaset (1)	12,579	37
Mediobanca Banca di Credito Finanziario	27,943	280
Moncler	6,321	259
Pirelli & C	15,951	94
Poste Italiane	17,200	184
PRADA (HKD)	18,200	56

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Prysmian	9,714	200
Recordati	3,619	162
Saipem (1)	20,365	101
Salvatore Ferragamo (2)	1,584	33
Snam	84,822	416
Telecom Italia (1)	386,246	217
Telecom Italia	240,704	128
Terna Rete Elettrica Nazionale	52,470	319
UniCredit	82,798	975
Unione di Banche Italiane	36,026	92
UnipolSai Assicurazioni	21,529	56
		12,791
Preferred Stocks 0.0%
Buzzi Unicem (4)	364	5
		5
Total Italy (Cost $15,744)		12,796

JAPAN 23.7%

Common Stocks 23.5%
77 Bank	2,600	37
ABC-Mart	900	57
Acom	14,200	50
Advantest	6,800	262
Aeon	25,700	445
Aeon Financial Service	4,200	68
Aeon Mall	4,140	64
AGC	6,900	211
Aica Kogyo	1,900	55
Aiful (1)	10,200	21
Ain Holdings	1,000	55
Air Water	5,400	88
Aisin Seiki	6,400	208
Ajinomoto	18,100	324
Alfresa Holdings	6,600	159
Alps Alpine	8,000	146

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Amada Holdings	12,000	132
ANA Holdings	4,200	141
Aoyama Trading	1,800	34
Aozora Bank	4,400	101
Aplus Financial (1)	3,700	2
Ariake Japan	600	37
Asahi Group Holdings	14,000	606
Asahi Intecc	7,200	188
Asahi Kasei	46,000	468
Asics	6,300	68
ASKUL	800	20
Astellas Pharma	71,480	1,013
Autobacs Seven	2,200	36
Awa Bank	1,400	32
Azbil	5,000	119
Bandai Namco Holdings	7,300	392
Bank of Kyoto	2,600	101
Benefit One	2,400	41
Benesse Holdings	2,600	61
Bic Camera (2)	5,700	56
Bridgestone	22,700	852
Brother Industries	8,700	154
Calbee	2,700	76
Canon	38,100	1,033
Canon Marketing Japan	1,700	33
Capcom	3,600	75
Casio Computer	8,300	95
Central Japan Railway	6,700	1,347
Chiba Bank	24,000	119
Chubu Electric Power	26,000	367
Chugai Pharmaceutical	8,000	572
Chugoku Bank	6,400	56
Chugoku Electric Power (2)	10,800	135
Citizen Watch	11,000	55
Coca-Cola Bottlers Japan Holdings	5,250	129
COMSYS Holdings	4,200	106

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Concordia Financial Group	43,000	151
Cosmo Energy Holdings	2,400	49
Cosmos Pharmaceutical	300	55
Credit Saison	5,900	72
CyberAgent	3,600	144
Dai Nippon Printing	11,000	231
Dai-ichi Life Holdings	41,300	607
Daicel	11,100	94
Daido Steel	1,300	49
Daifuku	3,600	197
Daiichi Sankyo	23,400	1,422
Daiichikosho	1,500	62
Daikin Industries	9,800	1,216
Daishi Hokuetsu Financial Group	1,600	43
Daito Trust Construction	2,600	335
Daiwa House Industry	24,100	685
Daiwa Securities Group	59,000	254
DeNA	3,800	72
Denka	3,200	92
Denso	17,000	722
Dentsu	8,200	271
DIC	3,000	81
Disco	1,000	184
DMG Mori	3,700	54
Dowa Holdings (2)	1,650	52
East Japan Railway	13,600	1,247
Ebara	3,700	99
Eisai	9,800	530
Electric Power Development, Class C	6,000	134
Exedy	1,000	20
Ezaki Glico	1,900	83
FamilyMart UNY Holdings	8,560	183
Fancl	2,500	63
FANUC	7,200	1,280
Fast Retailing	1,900	1,140
FP	800	49

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fuji Electric	4,600	141
Fuji Oil Holdings	1,600	49
Fuji Seal International	1,500	44
FUJIFILM Holdings	13,500	640
Fujikura	10,000	37
Fujitsu	7,200	562
Fujitsu General	2,000	32
Fukuoka Financial Group	5,200	95
Fukuyama Transporting	1,200	45
Furukawa Electric	2,300	62
Fuyo General Lease	700	42
Glory	2,100	55
GMO Internet (2)	2,500	41
GMO Payment Gateway	1,200	87
Goldwin	700	96
GS Yuasa	2,800	52
GungHo Online Entertainment	1,310	35
Gunma Bank	16,200	56
H2O Retailing	3,200	36
Hachijuni Bank	16,800	63
Hakuhodo DY Holdings	8,800	138
Hamamatsu Photonics	4,700	174
Hankyu Hanshin Holdings	8,200	288
Haseko	10,000	108
Heiwa	2,000	41
Hikari Tsushin	800	176
Hino Motors	9,600	77
Hirose Electric	1,218	128
Hiroshima Bank	10,500	50
HIS (2)	1,300	32
Hisamitsu Pharmaceutical	2,600	104
Hitachi	34,300	1,216
Hitachi Capital	1,500	31
Hitachi Chemical	3,800	104
Hitachi Construction Machinery	3,900	91
Hitachi High-Technologies	2,300	116

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hitachi Metals	7,000	74
Hitachi Transport System	1,500	47
Hokkaido Electric Power	6,500	37
Hokuhoku Financial Group	4,800	48
Hokuriku Electric Power (1)	6,200	44
Honda Motor	64,800	1,612
Horiba	1,400	75
Hoshizaki	1,900	134
House Foods Group	2,700	99
Hoya	13,600	1,043
Hulic	12,700	109
Ibiden	3,800	68
Ichigo	7,400	27
Idemitsu Kosan	8,052	222
IHI	4,800	114
Iida Group Holdings	5,200	85
Inpex	34,000	298
Isetan Mitsukoshi Holdings	13,220	105
Isuzu Motors	18,900	209
Ito En	2,100	92
ITOCHU	52,400	998
Itochu Techno-Solutions	3,600	92
Itoham Yonekyu Holdings	4,900	32
Iyo Bank	9,700	47
Izumi	1,400	53
J. Front Retailing	8,800	103
Japan Airlines	4,300	135
Japan Airport Terminal	1,700	70
Japan Aviation Electronics Industry	2,000	28
Japan Exchange Group	20,000	293
Japan Petroleum Exploration	1,100	24
Japan Post Bank	14,700	143
Japan Post Holdings	48,800	478
Japan Post Insurance	7,300	122
Japan Steel Works	2,200	38
Japan Tobacco	44,300	976

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

JFE Holdings	19,075	252
JGC	7,700	100
JSR	6,700	111
JTEKT	8,000	95
JXTG Holdings	117,620	554
K's Holdings	6,900	63
Kagome	2,800	65
Kajima	17,000	219
Kakaku. com	4,900	102
Kaken Pharmaceutical	1,300	63
Kamigumi	4,000	92
Kandenko	4,000	35
Kaneka	2,000	74
Kansai Electric Power	27,000	333
Kansai Mirai Financial Group	6,300	42
Kansai Paint	6,900	136
Kao	17,700	1,292
Kawasaki Heavy Industries	5,400	118
Kawasaki Kisen Kaisha (1)	3,099	40
KDDI	64,800	1,691
Keihan Holdings	3,600	146
Keikyu	9,000	151
Keio	4,200	260
Keisei Electric Railway	5,000	184
Kewpie	4,100	93
Keyence	3,328	1,910
Kikkoman	6,800	309
Kinden	4,900	74
Kintetsu Group Holdings	6,700	318
Kirin Holdings	29,900	648
Kissei Pharmaceutical	1,200	30
Kobayashi Pharmaceutical	2,300	164
Kobe Steel	10,600	68
Koei Tecmo Holdings	2,160	41
Koito Manufacturing	4,300	215
Kokuyo	2,900	39

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Komatsu	33,900	758
Komeri	1,000	21
Konami Holdings	3,400	144
Konica Minolta	16,800	139
Kose	1,100	188
Kubota	41,300	637
Kuraray	13,100	155
Kurita Water Industries	4,100	104
Kusuri no Aoki Holdings	600	40
Kyocera	11,500	701
KYORIN Holdings	1,700	29
Kyoritsu Maintenance	1,100	47
Kyowa Exeo	3,600	86
Kyowa Hakko Kirin	9,200	152
Kyudenko	1,500	46
Kyushu Electric Power	17,300	172
Kyushu Financial Group	14,060	53
Kyushu Railway	5,800	165
Lawson	1,700	85
LINE (1)	1,900	60
Lintec	1,800	38
Lion	9,300	183
LIXIL Group	9,700	168
M3	15,000	302
Mabuchi Motor	1,900	66
Maeda	5,000	37
Maeda Road Construction	2,000	42
Makita	9,100	300
Marubeni	58,100	377
Maruha Nichiro	1,600	47
Marui Group	7,900	171
Maruichi Steel Tube	2,300	61
Matsui Securities	3,900	32
Matsumotokiyoshi Holdings	2,800	93
Mazda Motor	21,100	204
Mebuki Financial Group	36,700	91

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Medipal Holdings	5,600	119
Megmilk Snow Brand	1,500	32
MEIJI Holdings	4,940	343
MINEBEA MITSUMI	15,200	259
Miraca Holdings	2,100	47
MISUMI Group	10,300	231
Mitsubishi	47,700	1,281
Mitsubishi Chemical Holdings	48,100	341
Mitsubishi Electric	73,200	956
Mitsubishi Estate	43,500	801
Mitsubishi Gas Chemical	7,000	93
Mitsubishi Heavy Industries	10,600	437
Mitsubishi Logistics	2,500	66
Mitsubishi Materials	4,500	124
Mitsubishi Motors	22,500	99
Mitsubishi Shokuhin	500	13
Mitsubishi Tanabe Pharma	8,000	90
Mitsubishi UFJ Financial Group	463,690	2,290
Mitsubishi UFJ Lease & Finance	15,600	83
Mitsui	62,700	1,019
Mitsui Chemicals	6,600	151
Mitsui Fudosan	34,800	786
Mitsui Mining & Smelting	2,000	46
Mitsui OSK Lines	4,000	98
Miura	3,500	97
Mizuho Financial Group	941,700	1,337
Mochida Pharmaceutical	1,000	42
MonotaRO	4,400	96
Morinaga	1,500	70
Morinaga Milk Industry	1,500	58
MS&AD Insurance Group Holdings	18,500	606
Murata Manufacturing	21,000	962
Nabtesco	4,200	113
Nagase	4,100	60
Nagoya Railroad	7,000	193
Nankai Electric Railway	4,000	96

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NEC	9,400	384
Nexon (1)	15,200	241
NGK Insulators	9,500	141
NGK Spark Plug	7,500	143
NH Foods	3,800	141
NHK Spring	6,100	48
Nichirei	4,000	93
Nidec	8,672	1,160
Nifco	3,000	74
Nihon Kohden	2,800	77
Nihon M&A Center	4,700	126
Nihon Unisys	2,400	79
Nikon	12,900	174
Nintendo	4,000	1,472
Nippo	2,000	38
Nippon Electric Glass	2,900	65
Nippon Express	2,700	152
Nippon Gas	1,400	39
Nippon Kayaku	6,000	71
Nippon Paint Holdings	5,700	248
Nippon Paper Industries	3,500	62
Nippon Shinyaku	1,900	137
Nippon Shokubai	1,200	78
Nippon Steel	30,112	472
Nippon Telegraph & Telephone	23,800	1,074
Nippon Television Holdings	1,900	26
Nippon Yusen KK	5,900	98
Nipro	4,200	47
Nishi-Nippon Financial Holdings	5,200	37
Nishi-Nippon Railroad	2,800	59
Nissan Chemical	5,100	223
Nissan Motor	71,700	466
Nissan Shatai	2,800	23
Nisshin Seifun Group	9,655	182
Nisshinbo Holdings	4,800	37
Nissin Foods Holdings	2,600	161

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nitori Holdings	2,700	364
Nitto Denko	5,900	291
Noevir Holdings	600	31
NOF	2,600	93
NOK	4,200	62
Nomura Holdings	124,000	399
Nomura Real Estate Holdings	4,400	89
Nomura Research Institute	11,781	209
North Pacific Bank	10,400	23
NS Solutions	1,200	40
NSK	16,300	138
NTN	16,000	44
NTT Data	23,400	307
NTT DOCOMO	43,400	1,041
Obayashi	25,100	238
Obic	2,500	266
OBIC Business Consultants	600	26
Odakyu Electric Railway	11,300	252
Oji Holdings	32,000	165
OKUMA	1,000	52
Olympus	41,600	454
Omron	7,100	338
Ono Pharmaceutical	16,200	294
Open House	1,100	48
Oracle Corporation Japan	1,200	100
Orient	20,400	24
Oriental Land	7,000	924
ORIX	47,600	679
Osaka Gas	14,600	268
OSG	2,600	52
Otsuka	3,800	150
Otsuka Holdings	15,500	570
PALTAC	1,200	59
Pan Pacific International Holdings	4,400	282
Panasonic	78,995	666
Park24	4,100	89

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Penta-Ocean Construction (2)	10,200	49
PeptiDream (1)	3,100	172
Persol Holdings	6,100	148
Pigeon (2)	4,000	146
Pilot	900	34
Pola Orbis Holdings	2,800	70
Rakuten	29,900	305
Recruit Holdings	44,300	1,500
Relo Group	4,000	106
Renesas Electronics (1)	25,900	152
Rengo	8,000	61
Resona Holdings	80,300	327
Resorttrust	2,300	33
Ricoh	25,300	232
Rinnai	1,300	88
Rohm	3,300	230
Rohto Pharmaceutical	3,400	98
Ryohin Keikaku	900	160
San-In Godo Bank	5,400	33
Sankyo	1,900	65
Sankyu	1,900	102
Sanrio	2,300	46
Santen Pharmaceutical	13,300	214
Sanwa Holdings	7,400	83
Sapporo Holdings	2,300	52
Sawai Pharmaceutical	1,400	77
SBI Holdings	7,840	178
SCREEN Holdings	1,400	76
SCSK	1,600	76
Secom	7,200	564
Sega Sammy Holdings	7,040	90
Seibu Holdings	7,900	124
Seiko Epson	9,900	146
Seino Holdings	5,500	69
Sekisui Chemical	13,200	195
Sekisui House (2)	21,500	361

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Seven & i Holdings	28,552	974
Seven Bank	24,400	66
SG Holdings	7,900	209
Sharp (2)	5,100	64
Shiga Bank	1,800	40
Shikoku Electric Power	5,800	55
Shima Seiki Manufacturing	1,000	29
Shimachu	1,700	38
Shimadzu	10,000	240
Shimamura	800	57
Shimano	2,900	409
Shimizu	21,100	170
Shin-Etsu Chemical	15,100	1,537
Shinsei Bank (2)	5,900	89
Shionogi	10,500	581
Shiseido	14,400	1,060
Shizuoka Bank	19,000	131
SHO-BOND Holdings (2)	1,600	55
Shochiku	400	44
Showa Denko KK	5,400	145
SKY Perfect JSAT Holdings	4,500	18
Skylark Holdings	7,000	122
SMC	2,100	761
SoftBank	59,700	804
SoftBank Group	63,200	3,227
Sohgo Security Services	2,500	121
Sojitz	45,500	142
Sompo Holdings	13,000	538
Sony	46,900	2,667
Sony Financial Holdings	6,500	157
Sotetsu Holdings	2,800	74
Square Enix Holdings	2,800	96
Stanley Electric	5,300	131
Subaru	22,500	524
Sugi Holdings	1,300	63
SUMCO	8,700	114

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sumitomo	41,600	617
Sumitomo Bakelite	1,200	41
Sumitomo Chemical	56,000	255
Sumitomo Dainippon Pharma	6,200	114
Sumitomo Electric Industries	27,900	345
Sumitomo Forestry	4,700	59
Sumitomo Heavy Industries	4,000	129
Sumitomo Metal Mining	8,800	250
Sumitomo Mitsui Financial Group	49,200	1,721
Sumitomo Mitsui Trust Holdings	13,812	472
Sumitomo Osaka Cement	1,400	53
Sumitomo Realty & Development	14,700	535
Sumitomo Rubber Industries	6,400	70
Sundrug	2,400	66
Suntory Beverage & Food	4,500	179
Suzuken Aichi Japan	2,880	159
Suzuki Motor	16,000	626
Sysmex	7,000	508
T&D Holdings	20,700	232
Tadano	4,000	36
Taiheiyo Cement	4,400	124
Taisei	7,800	269
Taisho Pharmaceutical Holdings	1,600	122
Taiyo Nippon Sanso	5,400	111
Taiyo Yuden (2)	3,900	77
Takara Bio	1,700	33
Takara Holdings	6,500	67
Takashimaya	5,499	63
Takeda Pharmaceutical	56,198	1,934
TDK	4,400	338
TechnoPro Holdings	1,300	73
Teijin	7,100	123
Terumo	24,000	699
THK	4,200	106
TIS	2,900	151
Tobu Railway	7,500	213

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Toda	8,000	44
Toho	4,200	163
Toho Gas	3,200	122
Tohoku Electric Power	17,300	173
Tokai Carbon (2)	7,100	70
Tokai Rika	1,900	31
Tokai Tokyo Financial Holdings	8,200	25
Tokio Marine Holdings	24,800	1,316
Tokuyama	2,500	58
Tokyo Broadcasting System Holdings	1,200	20
Tokyo Century	1,700	70
Tokyo Electric Power Holdings (1)	58,000	279
Tokyo Electron	5,800	982
Tokyo Gas	16,400	409
Tokyo Tatemono	7,300	85
Tokyu	18,000	315
Tokyu Fudosan Holdings	21,600	125
Topcon	3,700	43
Toppan Printing	9,500	154
Toray Industries	56,300	387
Toshiba	20,200	645
Toshiba Plant Systems & Services	1,700	28
Tosoh	10,500	147
TOTO	5,400	216
Toyo Seikan Group Holdings	5,700	100
Toyo Suisan Kaisha	3,300	133
Toyo Tire	3,600	47
Toyobo	3,300	41
Toyoda Gosei	2,700	50
Toyota Boshoku	2,200	31
Toyota Industries	6,000	311
Toyota Motor	92,758	5,993
Toyota Tsusho	8,300	240
Trend Micro	4,300	187
TS Tech	1,900	52
Tsumura	2,500	69

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tsuruha Holdings	1,300	132
TV Asahi Holdings	800	13
Ube Industries	3,900	81
Ulvac	1,800	75
Unicharm	14,300	405
Ushio	4,200	54
USS	7,800	154
Wacoal Holdings	2,000	49
Welcia Holdings	1,800	84
West Japan Railway	6,800	557
Yahoo Japan	86,500	253
Yakult Honsha	4,600	259
Yamada Denki	26,000	115
Yamaguchi Financial Group	8,000	56
Yamaha	5,900	278
Yamaha Motor	10,400	182
Yamato Holdings	13,200	259
Yamato Kogyo	1,500	39
Yamazaki Baking	4,700	71
Yaoko	700	32
Yaskawa Electric	9,700	321
Yokogawa Electric	8,700	156
Yokohama Rubber	3,700	68
Zenkoku Hosho	1,800	70
Zensho Holdings	3,300	71
Zeon	5,000	58
ZOZO	6,600	124
		133,534
Equity Mutual Funds 0.2%
iShares MSCI Japan Fund, ETF (USD) (2)	20,425	1,110
		1,110
Total Japan (Cost $110,902)		134,644

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
LUXEMBOURG 0.0%
Common Stocks 0.0%
SES, GDR	13,056	216
Total Luxembourg (Cost $242)		216

MACAU 0.0%
Common Stocks 0.0%
Macau Legend Development (HKD) (1)	59,000	8
Total Macau (Cost $57)		8

MALTA 0.0%
Common Stocks 0.0%
BGP Holdings (EUR) (3)	347,336	—
Total Malta (Cost $—)		—

MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)	6,742	49
Total Mexico (Cost $94)		49

NETHERLANDS 3.0%
Common Stocks 3.0%
Aalberts	3,505	141
ABN AMRO Bank, GDR	15,219	305
Adyen (1)	357	270
Aegon (2)	64,500	318
Akzo Nobel	8,332	786
ASML Holding	14,822	3,303
ASR Nederland	5,110	192
Boskalis Westminster	2,907	66
GrandVision	1,805	54
Heineken	9,931	1,065
Heineken Holding	2,696	272

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ING Groep	144,438	1,603
Koninklijke Ahold Delhaize	40,364	917
Koninklijke DSM	6,447	799
Koninklijke KPN	123,696	353
Koninklijke Philips	34,014	1,596
Koninklijke Vopak	2,365	116
NN Group	12,202	458
Randstad	4,052	203
Signify	4,057	110
Unilever	55,045	3,191
VEON	15,561	49
Wolters Kluwer	9,898	717
Total Netherlands (Cost $12,280)		16,884

NEW ZEALAND 0.3%

Common Stocks 0.3%
a2 Milk (1)	26,729	314
Air New Zealand	17,907	32
Auckland International Airport	34,083	207
Contact Energy	26,307	134
Fisher & Paykel Healthcare	20,565	222
Fletcher Building	31,675	103
Kiwi Property Group	47,702	51
Mercury NZ	24,777	74
Meridian Energy	44,751	138
Ryman Healthcare	15,074	127
SKYCITY Entertainment Group	23,194	61
Spark New Zealand	68,238	178
Xero (AUD) (1)	3,398	149
Total New Zealand (Cost $1,274)		1,790

NORWAY 0.7%

Common Stocks 0.7%
Adevinta, Class A (1)	3,629	41
Adevinta, Class B (1)	2,881	32

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Aker, A Shares	847	45
Aker BP (2)	3,992	113
DNB	39,604	708
Equinor	36,517	655
Gjensidige Forsikring	6,048	117
Leroy Seafood Group	10,333	65
Mowi	14,999	360
Norsk Hydro	49,103	167
Orkla	28,662	244
Salmar	1,933	89
Schibsted, B Shares	2,881	74
Schibsted, Class A	3,629	98
Subsea 7	8,372	90
Telenor	25,175	510
Yara International	6,487	304
Total Norway (Cost $3,394)		3,712

POLAND 0.3%

Common Stocks 0.3%
Bank Polska Kasa Opieki	5,753	153
CD Projekt	2,298	136
Cyfrowy Polsat	9,817	76
Dino Polska (1)	1,767	66
Grupa Lotos	3,616	81
KGHM Polska Miedz (1)	5,017	121
LPP	31	63
mBank (1)	471	42
PGE Polska Grupa Energetyczna (1)	26,817	61
Polski Koncern Naftowy ORLEN	11,401	286
Polskie Gornictwo Naftowe i Gazownictwo	63,751	93
Powszechna Kasa Oszczednosci Bank Polski	31,305	330
Powszechny Zaklad Ubezpieczen	20,582	221
Santander Bank Polska	1,059	89
Total Poland (Cost $1,869)		1,818

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
PORTUGAL 0.1%

Common Stocks 0.1%
Banco Espirito Santo (1)(3)	127,132	—
EDP - Energias de Portugal	84,261	308
Galp Energia	19,182	299
Jeronimo Martins	8,709	141
Total Portugal (Cost $901)		748

RUSSIA 0.0%

Common Stocks 0.0%
Polymetal International (GBP)	9,250	111
Total Russia (Cost $113)		111

SINGAPORE 1.3%

Common Stocks 1.3%
Ascendas Real Estate Investment Trust	88,200	196
CapitaLand	93,600	245
CapitaLand Commercial Trust	86,143	129
CapitaLand Mall Trust	84,500	161
City Developments	17,100	120
ComfortDelGro	74,112	145
DBS Group Holdings	66,900	1,275
Frasers Property	13,000	17
Genting Singapore	213,500	142
Golden Agri-Resources	233,472	50
Hutchison Port Holdings Trust (USD)	188,100	41
Jardine Cycle & Carriage	3,644	89
Keppel	53,400	247
Keppel REIT	66,000	59
Mapletree Commercial Trust	70,600	106
Mapletree Industrial Trust	50,900	83
Mapletree Logistics Trust	98,000	110
Mapletree North Asia Commercial Trust	78,500	81
Olam International	20,300	29

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oversea-Chinese Banking	121,225	1,009
SATS	22,900	80
Sembcorp Industries	32,420	55
Sembcorp Marine (1)	31,600	31
SIA Engineering	8,000	15
Singapore Airlines	18,133	127
Singapore Exchange	30,500	175
Singapore Post	51,300	36
Singapore Press Holdings	56,650	91
Singapore Technologies Engineering	55,200	169
Singapore Telecommunications	275,350	664
StarHub	21,650	24
Suntec Real Estate Investment Trust	72,500	100
United Overseas Bank	47,520	905
UOL Group	17,352	92
Venture	9,600	107
Wilmar International	71,500	207
Wing Tai Holdings	14,200	22
		7,234
Equity Mutual Funds 0.0%
iShares MSCI Singapore Fund, ETF (USD) (2)	3,600	87
		87
Total Singapore (Cost $5,839)		7,321

SOUTH KOREA 4.1%

Common Stocks 3.9%
Amorepacific	1,201	141
AMOREPACIFIC Group	1,050	51
BGF	497	3
BGF Retail	266	46
BNK Financial Group	10,736	63
Celltrion (1)	2,918	416
Celltrion Healthcare (1)	1,909	74
Cheil Worldwide	2,421	55
CJ	485	38

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CJ CheilJedang	293	70
CJ Enm	358	50
CJ Logistics (1)	254	29
Daelim Industrial	999	89
Daewoo Engineering & Construction (1)	7,500	26
Daewoo Shipbuilding & Marine Engineering (1)	1,524	38
DB Insurance	1,666	79
DGB Financial Group	5,427	34
Dongsuh Companies	1,168	18
Doosan	207	18
Doosan Bobcat	894	27
Doosan Heavy Industries & Construction (1)	3,556	18
Doosan Infracore (1)	4,890	25
E-MART	744	76
Fila Korea	1,673	95
GS Engineering & Construction	2,101	60
GS Holdings	1,882	80
GS Retail	965	30
Hana Financial Group	10,830	317
Hankook Tire & Technology	2,644	69
Hanmi Pharm	260	63
Hanmi Science	497	20
Hanon Systems	6,300	62
Hanssem	360	18
Hanwha	2,174	44
Hanwha Aerospace (1)	1,337	36
Hanwha Chemical	3,044	48
Hanwha Life Insurance	10,211	23
HDC Holdings	1,375	14
HDC Hyundai Development Co-engineering & Construction	1,295	41
Helixmith (1)	520	86
Helixmith, Rights, 8/7/19 (1)	34	2
Hite Jinro	1,044	19
HLB (1)	1,227	28
Hotel Shilla	1,141	75
Hyosung TNC	105	13

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hyundai Construction Equipment	440	11
Hyundai Department Store	577	36
Hyundai Engineering & Construction	2,700	97
Hyundai Glovis	654	85
Hyundai Heavy Industries Holdings	387	106
Hyundai Marine & Fire Insurance	2,156	51
Hyundai Mipo Dockyard	766	28
Hyundai Mobis	2,424	490
Hyundai Motor	5,343	568
Hyundai Steel	2,644	86
Hyundai Wia	603	22
Industrial Bank of Korea	9,513	105
Kakao	1,889	201
Kangwon Land	3,823	99
KB Financial Group	14,471	529
KCC	206	42
KEPCO Plant Service & Engineering	796	21
Kia Motors	9,557	352
Korea Aerospace Industries	2,311	72
Korea Electric Power Corp (1)	9,448	222
Korea Gas	1,034	37
Korea Investment Holdings	1,381	86
Korea Shipbuilding & Offshore Engineering (1)	1,556	141
Korea Zinc	360	134
Korean Air Lines	1,714	37
KT&G	4,097	333
Kumho Petrochemical	628	43
LG	3,342	199
LG Chem	1,669	472
LG Display (1)	8,020	97
LG Electronics	4,261	233
LG Household & Health Care	373	395
LG Uplus	7,077	77
Lotte	1,071	31
Lotte Chemical	546	107
Lotte Chilsung Beverage	130	16

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LOTTE Fine Chemical	576	24
Lotte Shopping	414	47
LS	620	23
Mando	1,180	34
Medy-Tox	149	52
Mirae Asset Daewoo	16,845	106
NAVER	4,925	571
NCSoft	642	261
Netmarble (1)	650	50
NH Investment & Securities	4,897	54
NHN (1)	361	19
NongShim	126	25
OCI	681	43
Orion	789	54
Ottogi	49	27
Paradise	1,649	23
POSCO	2,499	471
POSCO Chemical	781	32
Posco International	1,763	28
S-1 Corporation	701	62
S-Oil	1,527	121
Samsung Biologics (1)	494	116
Samsung C&T	3,085	238
Samsung Card	1,224	37
Samsung Electro-Mechanics	2,020	155
Samsung Electronics	171,220	6,485
Samsung Engineering (1)	5,632	78
Samsung Fire & Marine Insurance	1,282	285
Samsung Heavy Industries (1)	16,275	96
Samsung Life Insurance	2,304	148
Samsung SDI	1,957	408
Samsung SDS	1,156	202
Samsung Securities	2,264	70
Shinhan Financial Group	16,731	613
Shinsegae	259	55
SillaJen (1)	1,907	70

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SK Holdings	1,233	229
SK Hynix	19,184	1,228
SK Innovation	2,118	304
SK Networks	5,570	23
SK Telecom	820	172
SKC	650	23
Ssangyong Cement Industrial	2,974	14
Woongjin Coway	2,065	146
Woori Financial Group	18,836	208
Yuhan	327	60
		21,978
Equity Mutual Funds 0.0%
iShares MSCI South Korea Fund, ETF (USD)	3,400	188
		188
Preferred Stocks 0.2%
Amorepacific (4)	344	22
CJ (4)	72	2
Hyundai Motor (4)	538	33
Hyundai Motor, 2nd Preference (4)	1,542	107
LG Chemical (4)	330	50
Samsung Electronics (4)	29,968	927
		1,141
Total South Korea (Cost $21,054)		23,307

SPAIN 2.7%

Common Stocks 2.7%
Acciona	799	85
Acerinox	6,458	54
ACS Actividades de Construccion y Servicios	9,527	385
Aena	2,663	483
Amadeus IT Group	15,313	1,197
Banco Bilbao Vizcaya Argentaria	246,909	1,257
Banco de Sabadell	205,342	179
Banco Santander	599,578	2,559
Bankia	44,896	89

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bankinter	25,465	165
CaixaBank	132,138	328
Cellnex Telecom	7,762	290
Corp Financiera Alba	756	39
EDP Renovaveis	5,598	58
Enagas	8,429	184
Endesa	11,698	289
Ferrovial	17,770	462
Fomento de Construcciones y Contratas	2,757	35
Grifols	12,631	409
Iberdrola	227,628	2,160
Iberdrola, Interim Shares (1)(2)	433	4
Industria de Diseno Textil	38,959	1,166
Inmobiliaria Colonial Socimi	12,231	137
Mapfre	36,156	100
Merlin Properties Socimi	12,375	169
Naturgy Energy Group	11,317	287
Red Electrica	16,130	304
Repsol	52,163	827
Siemens Gamesa Renewable Energy	7,961	111
Telefonica	168,342	1,283
Zardoya Otis	7,045	48
		15,143
Preferred Stocks 0.0%
Grifols, B Shares (4)	9,014	207
		207
Total Spain (Cost $17,801)		15,350

SWEDEN 2.5%

Common Stocks 2.5%
Alfa Laval	11,578	216
Assa Abloy, B Shares	33,752	774
Atlas Copco, A Shares	30,162	921
Atlas Copco, B Shares	6,677	182
Boliden	10,080	229

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Castellum	10,016	203
Electrolux, Series B	8,937	207
Elekta, B Shares	13,236	188
Epiroc, A Shares	30,249	331
Epiroc, B Shares	6,677	69
Essity, B Shares	22,343	664
Fastighets AB Balder, B Shares (1)	3,555	122
Hennes & Mauritz, B Shares	32,573	568
Hexagon, B Shares	9,203	446
Husqvarna, B Shares	15,164	134
ICA Gruppen	2,863	127
Industrivarden, A Shares	12,179	271
Industrivarden, C Shares	1,348	29
Investment Latour, B Shares	4,404	60
Investor, A Shares	5,192	246
Investor, B Shares	16,599	789
Kinnevik, Class B	8,834	225
L E Lundbergforetagen, B Shares	2,702	100
LM Ericsson, B Shares	111,467	975
Lundin Petroleum	6,278	197
Nibe Industrier, B Shares	11,132	157
Nordea Bank	117,806	756
Saab, Class B	3,447	109
Sandvik	40,019	614
Securitas, B Shares	11,736	182
Skandinaviska Enskilda Banken, Class A	51,776	487
Skandinaviska Enskilda Banken, Class C	2,099	20
Skanska, B Shares	13,224	247
SKF, B Shares	13,970	229
Svenska Cellulosa, Class B	23,394	194
Svenska Handelsbanken, A Shares	54,942	494
Swedbank, A Shares	37,090	505
Swedish Match	6,461	247
Swedish Orphan Biovitrum (1)	5,950	115
Tele2, B Shares	19,738	282
Telia	99,940	445

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trelleborg, B Shares	8,824	122
Volvo, B Shares	55,436	824
		14,302
Equity Mutual Funds 0.0%
iShares MSCI Sweden Fund, ETF (USD)	5,200	152
		152
Total Sweden (Cost $12,713)		14,454

SWITZERLAND 8.6%

Common Stocks 8.5%
ABB	66,112	1,248
Adecco Group	5,866	320
Alcon (1)	17,171	994
Baloise Holding	1,733	313
Banque Cantonale Vaudoise	101	75
Barry Callebaut	88	172
Chocoladefabriken Lindt & Spruengli	48	354
Chocoladefabriken Lindt & Spruengli, Registered Shares	3	248
Cie Financiere Richemont	18,909	1,620
Clariant	7,368	135
Credit Suisse Group	94,229	1,139
DKSH Holding	946	48
Dufry	1,175	103
EMS-Chemie Holding	258	161
Flughafen Zurich	694	127
Geberit	1,332	615
Georg Fischer	153	132
Givaudan	342	910
Helvetia Holding	1,200	153
Julius Baer Group	8,029	343
Kuehne + Nagel International	1,848	272
LafargeHolcim	11,174	548
LafargeHolcim (EUR)	6,428	315
Logitech International	5,311	218
Lonza Group	2,747	941

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nestle	110,258	11,697
Novartis	80,914	7,420
OC Oerlikon	7,209	77
Pargesa Holding	1,400	105
Partners Group Holding	616	490
PSP Swiss Property	1,416	170
Roche Holding	914	245
Roche Holding, Genusschein	25,891	6,930
Schindler Holding	1,335	308
Schindler Holding, Registered Shares	856	193
SGS	192	474
Sika	5,124	740
Sonova Holding	2,071	476
Straumann Holding	369	301
Sulzer	459	46
Swatch Group	1,096	318
Swatch Group, Registered Shares	1,645	90
Swiss Life Holding	1,251	604
Swiss Prime Site	2,750	242
Swiss Re	11,283	1,093
Swisscom (2)	945	458
Temenos	2,185	385
UBS Group	128,301	1,432
Vifor Pharma	1,649	244
Zurich Insurance Group	5,575	1,939
		47,981
Equity Mutual Funds 0.1%
iShares MSCI Switzerland Fund, ETF (USD) (2)	8,400	312
		312
Total Switzerland (Cost $33,900)		48,293

TAIWAN 0.0%

Common Stocks 0.0%
FIT Hon Teng (HKD)	38,000	16
Total Taiwan (Cost $27)		16

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

UNITED KINGDOM 15.5%

Common Stocks 15.4%
3i Group	34,942	471
Admiral Group	7,485	197
Amcor (AUD)	58,297	617
Anglo American	36,618	897
Ashmore Group	13,830	90
Ashtead Group	17,570	483
Associated British Foods	12,806	376
AstraZeneca	48,786	4,215
Auto Trader Group	34,510	226
AVEVA Group	2,247	109
Aviva	145,761	716
B&M European Value Retail	31,074	139
Babcock International Group	8,905	51
BAE Systems	118,392	787
Barclays	632,609	1,184
Barratt Developments	37,212	290
Bellway	4,570	165
Berkeley Group Holdings	4,583	216
BHP Group	77,700	1,853
BP	736,253	4,872
British American Tobacco	84,849	3,023
British Land	36,812	227
BT Group	309,424	725
Bunzl	12,473	325
Burberry Group	15,266	421
Capital & Counties Properties	26,090	63
Carnival	5,959	269
Centrica	208,317	192
Cineworld Group	37,438	116
Cobham (1)	84,807	170
Coca-Cola HBC	7,248	249
Compass Group	58,681	1,485

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ConvaTec Group	53,771	102
Croda International	4,638	263
CYBG	45,388	95
Derwent London	3,729	132
Diageo	88,212	3,678
Direct Line Insurance Group	50,809	199
DS Smith	47,149	203
easyJet	7,890	92
Evraz	18,796	147
Experian	33,945	1,029
Ferguson	8,680	646
G4S	57,553	134
GlaxoSmithKline	181,169	3,747
Glencore	419,549	1,345
GVC Holdings	21,147	151
Halma	14,068	340
Hammerson	29,702	77
Hargreaves Lansdown	9,662	245
Hikma Pharmaceuticals	5,188	116
Hiscox	10,261	211
Howden Joinery Group	21,681	146
HSBC Holdings	747,103	5,983
IMI	9,710	123
Imperial Brands	35,225	894
Inchcape	15,221	115
Informa	46,201	489
InterContinental Hotels Group	6,768	470
International Consolidated Airlines Group	31,360	161
Intertek Group	5,999	415
Investec	23,698	135
ITV	137,195	184
J Sainsbury	59,319	142
JD Sports Fashion	13,403	106
John Wood Group	24,484	158
Johnson Matthey	7,081	276
Just Eat (1)	20,980	193

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

KAZ Minerals	8,507	59
Kingfisher	79,138	214
Land Securities Group	26,488	256
Legal & General Group	217,834	691
Lloyds Banking Group	2,640,566	1,708
London Stock Exchange Group	11,477	922
Marks & Spencer Group	71,836	181
Mediclinic International	13,859	58
Meggitt	28,838	208
Melrose Industries	176,338	398
Merlin Entertainments	25,247	138
Micro Focus International	12,579	265
Mondi	13,658	298
National Grid	126,671	1,298
Next	5,034	371
NMC Health	3,218	96
Ocado Group (1)	16,747	253
Pearson	28,949	307
Pennon Group	15,450	135
Persimmon	11,416	278
Phoenix Group Holdings	19,552	164
Prudential	96,121	1,978
Quilter	66,191	116
Reckitt Benckiser Group	23,218	1,795
RELX	37,372	886
RELX (EUR)	32,923	782
Renishaw	1,253	58
Rentokil Initial	67,709	358
Rightmove	33,890	217
Rio Tinto	40,485	2,286
Rolls-Royce Holdings	61,091	639
Royal Bank of Scotland Group	167,951	442
Royal Dutch Shell, A Shares	161,594	5,089
Royal Dutch Shell, B Shares	139,404	4,403
Royal Mail	34,071	87
RSA Insurance Group	38,325	261

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sage Group	40,202	351
Schroders	4,021	145
Segro	40,066	372
Severn Trent	8,697	213
Smith & Nephew	32,542	737
Smiths Group	14,491	288
Spirax-Sarco Engineering	2,702	295
SSE	37,380	498
St. James's Place	19,083	228
Standard Chartered	100,416	826
Standard Life Aberdeen	91,848	333
Tate & Lyle	17,263	158
Taylor Wimpey	119,892	235
Tesco	358,469	971
Travis Perkins	9,089	150
TUI	7,531	75
TUI (EUR)	8,437	84
Unilever	40,624	2,444
United Utilities Group	25,133	240
Vodafone Group	995,575	1,812
Weir Group	9,564	173
Whitbread	6,710	369
Wm Morrison Supermarkets	80,099	189
WPP	45,114	531
		87,573
Equity Mutual Funds 0.1%
iShares MSCI United Kingdom Fund, ETF (USD) (2)	23,400	738
		738
Total United Kingdom (Cost $96,097)		88,311

UNITED STATES 0.1%

Common Stocks 0.1%
TechnipFMC (EUR)	16,897	469
Total United States (Cost $589)		469

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.38% (5)(6)	3,200,519	3,201
		3,201
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 2.149%, 11/7/19 (7)	340,000	338
		338
Total Short-Term Investments (Cost $3,539)		3,539

SECURITIES LENDING COLLATERAL 0.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.7%
Short-Term Funds 0.7%
T. Rowe Price Short-Term Fund, 2.43% (5)(6)	393,621	3,936
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		3,936
Total Securities Lending Collateral (Cost $3,936)		3,936

Total Investments in Securities 100.4%
(Cost $507,141)		$569,820
Other Assets Less Liabilities (0.4)%		(2,036)
Net Assets 100.0%		$567,784

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) Seven-day yield
(6) Affiliated Companies
(7) At July 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
AUD Australian Dollar

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Futures Contracts
($000 s)

			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)

Long, 56 MSCI EAFE Index contracts	9/19	5,279	$17

Net payments (receipts) of variation margin to date			(40)

Variation margin receivable (payable) on open futures
contracts			$(23)

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$24
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$24+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$1,409		¤	¤	$3,201
T. Rowe Price Short-Term
Fund	11,905		¤	¤	3,936
					$7,137^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $24 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,137.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Equity Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 552,371	$ 20	$ 552,391
Equity Mutual Funds	5,874	—	—	5,874
Preferred Stocks	—	4,080	—	4,080
Short-Term Investments	3,201	338	—	3,539
Securities Lending Collateral	3,936	—	—	3,936
Total	$13,011	$ 556,789	$ 20	$ 569,820
Liabilities
Future Contracts	$23	$ —	$ —	$ 23

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000 s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	11/1/18	Period	7/31/19
Investment in Securities
Common Stocks	$20	$–	$20

Total	$20	$–	$20